Note 17 - Subsequent Events (Details) - USD ($)																				2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 02, 2017	Feb. 15, 2017	Feb. 13, 2017	Feb. 12, 2017	Feb. 02, 2017	Jan. 30, 2017	Jan. 24, 2017	Jan. 20, 2017	Jan. 19, 2017	Jan. 18, 2017	Jan. 17, 2017	Jan. 13, 2017	Jan. 11, 2017	Jan. 06, 2017	Jan. 05, 2017	Jan. 04, 2017	Jan. 03, 2017	Jan. 01, 2017	Aug. 11, 2016	Feb. 15, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Adar Bays, LLC
Maturity Date																							Dec. 10, 2016
Tangiers Investment Group, LLC
Maturity Date																						Nov. 19, 2016	Nov. 19, 2016
Amount Converted																						$ 57,784
Common Stock
Issuance of common stock for services, Shares																			6,250		1,953,125	1,995,655
Subsequent Event
Issuance of common stock for services, Shares																		100,000
Subsequent Event | Kodiak Capital | 01/18/2017 | Principal
Amount Converted										$ 20,800.00
Subsequent Event | Kodiak Capital | 01/19/2017 | Principal
Amount Converted									$ 26,000.00
Subsequent Event | Kodiak Capital | 01/24/2017 | Principal
Amount Converted							$ 30,800.00
Subsequent Event | Kodiak Capital | 02/02/2017 | Principal
Amount Converted					$ 0
Subsequent Event | Kodiak Capital | 02/12/2017 | Principal
Amount Converted				$ 9,886.51
Subsequent Event | Kodiak Capital | 02/13/2017 | Principal
Amount Converted			$ 19,200.00
Subsequent Event | EMA Financial, LLC | 01/03/2017 | Principal
Amount Converted																	$ 17,400.00
Subsequent Event | EMA Financial, LLC | 01/04/2017 | Principal
Amount Converted																$ 19,200.00
Subsequent Event | EMA Financial, LLC | 01/06/2017 | Principal
Amount Converted														$ 21,704.00
Subsequent Event | EMA Financial, LLC | 01/13/2017 | Principal
Amount Converted												$ 24,556.11
Subsequent Event | Adar Bays, LLC | 01/05/2017 | Principal
Amount Converted															$ 14,444.25
Subsequent Event | Black Forest Capital LLC | 01/05/2017 | Principal
Amount Converted															$ 7,750.00
Subsequent Event | Black Forest Capital LLC | 01/11/2017 | Principal
Amount Converted													$ 11,625.00
Subsequent Event | Black Forest Capital LLC | 01/13/2017 | Principal
Amount Converted												15,500.00
Subsequent Event | Black Forest Capital LLC | 01/17/2017 | Principal
Amount Converted											$ 17,050.00
Subsequent Event | Black Forest Capital LLC | 01/18/2017 | Principal
Amount Converted										$ 17,437.50
Subsequent Event | Black Forest Capital LLC | 01/19/2017 | Principal
Amount Converted									$ 9,253.38
Subsequent Event | Microcap Equity Group LLC | 01/13/2017 | Principal
Amount Converted												$ 17,138.48
Subsequent Event | Microcap Equity Group LLC | 01/17/2017 | Principal
Amount Converted											9,861.52
Subsequent Event | Tangiers Investment Group, LLC | 01/17/2017 | Principal
Amount Converted											$ 15,044.42
Subsequent Event | Auctus Fund, LLC | 01/20/2017 | Principal
Amount Converted								$ 20,311.20
Subsequent Event | Auctus Fund, LLC | 01/30/2017 | Principal
Amount Converted						$ 17,080.00
Subsequent Event | Auctus Fund, LLC | 02/15/2017 | Principal
Amount Converted		$ 10,688.32
Subsequent Event | Colonial Stock Transfer | 01/20/2017 | Principal
Amount Converted								$ 8,970.11
Subsequent Event | Common Stock
Shares Issued																				697,179,348
Subsequent Event | Common Stock | Kodiak Capital | 01/18/2017
Shares Issued										52,000,000
Subsequent Event | Common Stock | Kodiak Capital | 01/19/2017
Shares Issued									65,000,000
Subsequent Event | Common Stock | Kodiak Capital | 01/24/2017
Shares Issued							77,000,000
Subsequent Event | Common Stock | Kodiak Capital | 02/02/2017
Shares Issued					36,000,000
Subsequent Event | Common Stock | Kodiak Capital | 02/12/2017
Shares Issued				24,716,275
Subsequent Event | Common Stock | Kodiak Capital | 02/13/2017
Shares Issued			48,000,000
Subsequent Event | Common Stock | EMA Financial, LLC | 01/03/2017
Shares Issued																	17,400,000
Subsequent Event | Common Stock | EMA Financial, LLC | 01/04/2017
Shares Issued																19,200,000
Subsequent Event | Common Stock | EMA Financial, LLC | 01/06/2017
Shares Issued														21,704,000
Subsequent Event | Common Stock | EMA Financial, LLC | 01/13/2017
Shares Issued												24,556,110
Subsequent Event | Common Stock | Adar Bays, LLC | 01/05/2017
Shares Issued															18,637,742
Subsequent Event | Common Stock | Black Forest Capital LLC | 01/05/2017
Shares Issued															10,000,000
Subsequent Event | Common Stock | Black Forest Capital LLC | 01/11/2017
Shares Issued													15,000,000
Subsequent Event | Common Stock | Black Forest Capital LLC | 01/13/2017
Shares Issued												20,000,000
Subsequent Event | Common Stock | Black Forest Capital LLC | 01/17/2017
Shares Issued											22,000,000
Subsequent Event | Common Stock | Black Forest Capital LLC | 01/18/2017
Shares Issued										22,500,000
Subsequent Event | Common Stock | Black Forest Capital LLC | 01/19/2017
Shares Issued									11,939,846
Subsequent Event | Common Stock | Microcap Equity Group LLC | 01/13/2017
Shares Issued												22,851,306
Subsequent Event | Common Stock | Microcap Equity Group LLC | 01/17/2017
Shares Issued											13,148,693
Subsequent Event | Common Stock | Tangiers Investment Group, LLC | 01/17/2017
Shares Issued											21,569,061
Subsequent Event | Common Stock | Auctus Fund, LLC | 01/20/2017
Shares Issued								32,760,000
Subsequent Event | Common Stock | Auctus Fund, LLC | 01/30/2017
Shares Issued						42,700,000
Subsequent Event | Common Stock | Auctus Fund, LLC | 02/15/2017
Shares Issued		45,207,264
Subsequent Event | Common Stock | Colonial Stock Transfer | 01/20/2017
Shares Issued								13,289,051
Subsequent Event | Equity Purchase Agreement | Kodiak Capital | Convertible Notes Payable
Maturity Date	Dec. 31, 2018
Subsequent Event | Equity Purchase Agreement | Common Stock | Kodiak Capital
Equity Committment Amount	$ 3,000,000